Remaining Annual Principal Payments of Credit Facilities and Notes Payable (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
June 30, 2020	$ 23,834
June 30, 2021	22,783
June 30, 2022	120,000
June 30, 2023	345,000
Total	511,617
Term Loans
Line of Credit Facility [Line Items]
June 30, 2020	20,000
June 30, 2021	20,000
June 30, 2022	5,000
Total	45,000	$ 65,000
Yen Line of Credit
Line of Credit Facility [Line Items]
June 30, 2021	2,783
Total	2,783	2,714
U.S. Dollar Line of Credit
Line of Credit Facility [Line Items]
June 30, 2022	115,000
Total	115,000	$ 80,000
Note Payable
Line of Credit Facility [Line Items]
June 30, 2020	3,834
Total	3,834
Convertibles Notes
Line of Credit Facility [Line Items]
June 30, 2023	345,000
Total	$ 345,000